Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	MediXall Group, Inc.
Entity Central Index Key	0001601280
Document Type	S-1/A
Amendment Flag	true
Amendment description	AMENDMENT NO. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false